Prospectus Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Global Franchise Portfolio (the "Portfolio")

On March 30, 2015, the Portfolio will recommence offering Class I shares to new investors. Accordingly, effective March 30, 2015, the Prospectus is revised as follows:

The first paragraph under the section of the Prospectus entitled "Portfolio Summary—Global Franchise Portfolio—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

The Fund suspended offering Class A and Class L shares of the Portfolio to new investors, except as follows. The Fund will continue to offer Class A and Class L shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisors who currently offer shares of the Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class A and Class L shares of the Portfolio to existing shareholders. The Fund may recommence offering Class A and Class L shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class A and Class L shares may be limited in amount and may commence and terminate without any prior notice.

The second paragraph under the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted and replaced with the following:

The Fund suspended offering Class A and Class L shares of the Global Franchise Portfolio to new investors, except as follows. The Fund will continue to offer Class A and Class L shares of the Global Franchise Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisors who currently offer shares of the Global Franchise Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class A and Class L shares of the Global Franchise Portfolio to existing shareholders. The Fund may recommence offering Class A and Class L shares of the Global Franchise Portfolio to new investors in the future. Any such offerings of the Global Franchise Portfolio's Class A and Class L shares may be limited in amount and may commence and terminate without any prior notice.

The footnote to the table listing the Fund's current portfolios found at the end of the section of the Prospectus entitled "Shareholder Information" is hereby deleted and replaced with the following:

*  Class A and Class L shares of the Small Company Growth Portfolio are currently closed to new investors. Class I shares of the Small Company Growth Portfolio are closed to new investors, with certain exceptions. Class A and Class L shares of the Global Franchise Portfolio are currently closed to new investors, with certain exceptions. Class H shares of the International Real Estate Portfolio are currently closed to all investors.

Please retain this supplement for future reference.

  MSIGLINSPT-0215

Statement of Additional Information Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Global Franchise Portfolio (the "Portfolio")

On March 30, 2015, the Portfolio will recommence offering Class I shares to new investors. Accordingly, effective March 30, 2015, the Statement of Additional Information is revised as follows:

The footnote * to the table entitled "Share Class and Ticker Symbol" on the cover of the Statement of Additional Information is hereby deleted and replaced with the following:

*  The Portfolio's Class A and Class L shares are currently closed to new investors with certain exceptions.

Please retain this supplement for future reference.